Net employee defined benefit - Summary of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	$ 2,393	$ 2,192	$ 2,105
Interest cost on net benefit obligation	(25)	(92)	(24)
Past service cost	457
Curtailment / Settlement	(2,026)
Net benefit expense	799	2,100	2,081
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	2,393	2,192	2,105
Interest cost on net benefit obligation	706	887	642
Past service cost	457
Curtailment / Settlement	(2,026)
Net benefit expense	1,530	3,079	2,747
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	0	0	0
Interest cost on net benefit obligation	(731)	(979)	(666)
Past service cost	0
Curtailment / Settlement	0
Net benefit expense	$ (731)	$ (979)	$ (666)